OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 6:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2019	2018

Employees and related accruals	$2,646	$2,504
Royalties payments related to milestone payments from Bayer	-	234
Accrued expenses	1,711	3,216

	$4,357	$5,954